As filed with the Securities and Exchange Commission on September 10, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22660

Hatteras Variable Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
JUNE 30, 2012

Hatteras Alpha Hedged Strategies Variable Fund

A LETTER FROM THE PRESIDENT

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would like to thank our investors for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our best efforts to meet the investment objectives outlined to you and your financial advisors.

For the third year in a row, global economic conditions have deteriorated in the second quarter of the calendar year. This year the problems have become more acute as solutions to the European debt crisis and the U.S. fiscal/political deterioration have come up empty handed. Add to these concerns the significant slowing of economies in Brazil, India and China and it is easy to understand the increased malaise among investors. It is the latter of these issues which makes this environment somewhat different than 2010 and even 2011 when these major emerging economies were still growing close to their 10 year long-term averages.

 Examples of short-term risks abound within the Euro Zone as unemployment stands at 11.2% and is much higher in the periphery economies. GDP growth figures for Q1 and Q2 essentially reflect the recessionary environment prevalent through most of Europe. While economies like India and China continue to grow at rates well above the developed world, issues like inept government policies and an overleveraged real estate sector have spooked businesses and investors. All of this means more uncertainty for investors and further challenges to earn reasonable rates of returns on capital investment.

At Hatteras Funds, our concern remains on the impact not only on the psychology of the global business community, but the resulting global slowdown of earnings. It was the rapid increase in earnings growth that helped propel the equity markets from a March 2009 low. With short-term productivity at a peak, companies may not be able to rely on cost-cutting nor productivity gains to drive earnings like 2009-2011 and therefore corporate earnings may disappoint as business opportunities shrink.

ONE

We are confident that the combined expertise of our portfolio management team, as well as the skill and knowledge of our underlying managers will continue to take advantage of volatility while carefully managing the global risk. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers, multiple hedge fund strategies, daily liquidity and transparency. Even in these challenging times, ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

In closing, we feel positive about the future of our organization and our ability to deliver the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

TWO

HATTERAS VARIABLE TRUST

HATTERAS ALPHA HEDGED STRATEGIES VARIABLE FUND

Growth of $10,000 — June 30, 2012 (Unaudited)

As of 6/30/2012	Since Inception
Hatteras Alpha Hedged Strategies Variable Fund3	-0.70%1
HFRI FOF Composite Index	-0.50%2
1.	Inception date 5/15/2012
2.	Inception date 5/31/2012
3.	Performance would have been lower if returns had taken into account fees and expenses of any variable annuity contract or variable life insurance policy.

Total Fund Operating Expenses4	3.87%
Net Fund Operating Expenses4,5	2.99%
4.	The expense ratio is taken from the Fund’s most recent prospectus dated May 15, 2012
5.	Excluding dividends on short positions and interest on borrowing

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 15, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES
VARIABLE FUND

*Allocation of Portfolio Assets — June 30, 2012 (Unaudited)

* Percentages are stated as a percentage of total investments.

FOUR

DEFINITION

The HFRI Fund of Funds Composite Index: This is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

FIVE

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

Shares of the Hatteras Alpha Hedged Strategies Variable Fund are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to the prospectus for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, will affect the return you may realize with respect to your investments. Please contact your insurance carrier for a variable product prospectus and for the standardized performance data of the variable product.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

SIX

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

●
shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

While the Fund is a no-load fund, management fees and other expenses still apply. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

SEVEN

HATTERAS FUNDS

Hatteras Alpha Hedged Strategies Variable Fund

Financial Statements

For the period ended June 30, 2012

HATTERAS FUNDS

For the period ended June 30, 2012

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Notes to Financial Statements	6-25
Expense Example	26-27
Board Approval of Investment Advisory Agreements (Unaudited)	28-31
Notice of Privacy Policy and Practices	32-33

HATTERAS VARIABLE TRUST
HATTERAS ALPHA HEDGED STRATEGIES VARIABLE FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

	Shares	Fair Value

Underlying Funds Trust — 99.3%
Event Drivena	2,439	$21,836
Long/Short Equitya	6,467	44,173
Managed Futures Strategiesa	1,294	12,863
Market Neutrala	2,557	21,386
Relative Value — Long/Short Debta	3,289	28,925
Total Underlying Funds Trust (Cost $129,590)		$129,183
Money Market Funds — 20.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio, 0.16%b	26,178	26,178
Total Money Market Funds (Cost $26,178)		26,178
Total Investments (Cost $155,768) — 119.4%		155,361
Liabilities in Excess of Other Assets — (19.4%)		(25,262)
Total Net Assets — 100.0%		$130,099

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.
b — Rate shown is the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

Hatteras Alpha Hedged Strategies Variable Fund
Assets:
Investments in affiliated Portfolios, at value
(cost $129,590)	$129,183
Investments in unaffiliated securities (cost $26,178)	26,178
Receivable from advisor	2
Total Assets	155,363
Liabilities:
Payable for investments in affiliated Portfolios	25,178
Payable for Fund shares redeemed	4
Accrued management fee	21
Accrued operating services fee	61
Total Liabilities	25,264
Net Assets	$130,099
Net Assets Consist of:
Shares of beneficial interest	$130,681
Undistributed net investment income (loss)	(122)
Accumulated net realized gain (loss) on investments sold	(53)
Net unrealized appreciation (depreciation) on investments	(407)
Total Net Assets	$130,099
Institutional Class Shares
Net assets	$130,099
Shares outstanding (unlimited shares authorized, $0.001 par
value)	13,097
Net Asset Value, Redemption Price and Offering Price Per Share	$9.93

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS VARIABLE TRUST

STATEMENT OF OPERATIONS

Period from May 15, 2012* through June 30, 2012 (Unaudited)

Hatteras Alpha Hedged Strategies Variable Fund
Investment Income:
Interest income from unaffiliated securities	$—
Total investment income	—
Expenses:
Management Fees	31
Operating services fees	91
Total expenses	122
Net Investment Loss	(122)
Realized and Unrealized Gain (Loss) on Investments:
Realized Loss from sale of affiliated Portfolios	(53)
Change in unrealized appreciation on affiliated Portfolios	(407)
Net Realized and Unrealized Gain on Investments	(460)
Net Increase in Net Assets Resulting from Operations	$(582)

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED STRATEGIES VARIABLE FUND	Period from May 15, 2012^ through June 30, 2012 (Unaudited)
Operations:
Net investment loss	$(122)
Net realized loss on affiliated Portfolios	(53)
Change in unrealized appreciation on affiliated Portfolios	(407)
Net Increase in Net Assets Resulting from Operations	(582)
Dividends and Distributions to Shareholders:
Net Investment Income	—
Capital Gain Distribution	—
Total Dividends and Distributions	—
Capital Share Transactions:
Proceeds from shares issued	130,681
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	—
Net Increase in Net Assets from Capital Share Transactions	130,681
Total Increase in Net Assets	130,099
Net Assets:
Beginning of period	—
End of period*	$130,099
* Including undistributed net investment income (loss)	$(122)

^ Commencement of operations

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1. ORGANIZATION
Hatteras Variable Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 30, 2012. These financial statements contain the Hatteras Alpha Hedged Strategies Variable Fund (the “Fund”). Currently, the Fund is the only series offered by the Trust. The Fund is classified as a non-diversified series of the Trust and has its own investment objective and policies. The Fund is set up in a fund-of-funds structure whereby the Fund invests in one or more affiliated portfolios and may also invest in non-affiliated investment companies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund commenced operations on May 15, 2012. As a mutual fund of funds, the Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of the Fund.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

SIX

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation
The Fund’s investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board of Trustees (the “Board”). In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

SEVEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.
●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$129,183	$—	$129,183
Money Market Funds	26,178	—	—	26,178
Total Investments in Securities	$26,178	$129,183	$—	$155,361

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Fund’s investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

EIGHT

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Transactions, Investment Income and Realized Gain and Loss (continued)

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

NINE

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. Managed Futures uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility.

TEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Futures Contracts (continued)
With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

ELEVEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Options (continued)
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

TWELVE

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derivative Transactions
The Fund did not directly engage in any derivative transactions during the period ended June 30, 2012. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the period ending June 30, 2012 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Fund is held as an investment through a variable annuity contract. The Fund intends to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the period ended June 30, 2012, the Fund did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THIRTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, the Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Fund and the Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Fund may invest.

As of June 30, 2012, the UFT in which the Fund invests consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value-Long/Short Debt
●	Managed Futures Strategies (formerly known as Managed Futures)

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

FOURTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Event Driven (continued)

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

FIFTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Event Driven (continued)
Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

SIXTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Long/Short Equity (continued)
Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

SEVENTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

EIGHTEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Relative Value-Long/Short Debt

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

NINETEEN

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Relative Value-Long/Short Debt (continued)
Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income Arbitrage: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt —commonly “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

TWENTY

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Managed Futures Strategies (continued)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary of the Portfolio is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

TWENTY-ONE

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Market Neutral (continued)
Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to an enhanced cash strategy that invests primarily in treasuries and government agency securities, as well as money market funds utilizing similar investments, as well as high quality commercial paper.

Financial Information

The selected financial information presented below is for the Portfolios of the UFT.

Period from May 15, 2012 through June 30, 2012
Total Return
Event Driven	-1.78%
Long Short Equity	-0.95%
Market Neutral	-0.19%
Relative Value-Long/Short Debt	-0.93%
Managed Futures Strategies	0.29%

TWENTY-TWO

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS:
Costs of purchases and proceeds from sales of the Portfolios for the Period from May 15, 2012 through June 30, 2012 (excluding short-term investments) were as follows:

	Purchases	Sales
Event Driven	$21,974	$7
Long Short Equity	46,655	2,215
Market Neutral	21,824	457
Relative Value-Long/Short Debt	29,117	9
Managed Futures Strategies	12,765	4
Total Purchases and Sales	$132,335	$2,692

5.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS

Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee 0.25% based upon the average daily net assets of the Fund.

The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Fund. Pursuant to the Services Agreement the Fund pays the Advisor an annual operating services fee of 0.74%.

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Because the Fund primarily invests in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement and Services Agreement result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.99% (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.)

TWENTY-THREE

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

Hatteras Alpha Hedged Strategies Variable Fund
Shares sold	13,097
Shares issued to shareholders in reinvestment
of distributions	—
Shares redeemed	—
Shares outstanding, June 30, 2012	13,097

7. SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

TWENTY-FOUR

HATTERAS VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited) (continued)

FINANCIAL HIGHLIGHTS

	Institutional Class
Hatteras Alpha Hedged Strategies Variable Fund	Period from May 15, 2012 through June 30, 20121
Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.01)
Net realized and unrealized gain (loss) on investments	(0.06)
Total Gain (Loss) from Investment Operations	(0.07)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.93
Total Return8	(0.70	%)4

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$130
Ratio of expenses including dividends on short positions and interest
expense to average net assets:9	3.78	%5,6,7
Ratio of expenses excluding dividends on short positions and interest
expense to average net assets:9	2.99	%5,6
Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:9	(0.99	%)5
Ratio of dividends on short positions and interest expense to average net
assets:9	0.79	%5,7
Portfolio turnover rate	2%

1	The fund commenced operations on May 15, 2012.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 15, 2012 through June 30, 2012, the indirect annualized expense ratio for such expenses is 2.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
8	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
9	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

TWENTY-FIVE

HATTERAS VARIABLE TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Variable Fund (“the Fund”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at inception of the Fund and held for the entire period (5/15/12 - 6/30/12).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. The Fund charges no up-front sales load or transaction fees. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, and operating services fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

TWENTY-SIX

HATTERAS VARIABLE TRUST

EXPENSE EXAMPLE

June 30, 2012 (Unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES VARIABLE FUND

	Total Return Without Sales Charge2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period3
Based on Actual
Total Return1
Institutional Shares
Actual4	-0.70%	$1,000.00	$993.00	3.78%	$4.73
Hypothetical
(5% return before
expenses)5	2.49%	1,000.00	1,006.07	3.78%	18.85

1	For the period from May 15, 2012 (inception of the Fund) to June 30, 2012.
2	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.
3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Except for Hatteras Alpha Hedged Strategies Variable Fund Institutional shares which is 46/366 (to reflect the period since inception date of May 15, 2012).
4	Excluding interest expense and dividends on short positions, your actual expenses would be $3.74.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.94.

TWENTY-SEVEN

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)

At its meeting in-person held on February 22, 2012, the Board of Trustees (the “Board”) of Hatteras Variable Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve each of the initial investment advisory agreement (the “Advisory Agreement”) and the Operating Services Agreement (the “Operating Services Agreement”) between the Trust, on behalf of the Hatteras Alpha Hedged Strategies Variable Fund (the “Fund”), and Hatteras Alternative Mutual Funds, LLC (the “Advisor”). The Board received and discussed a memorandum from the Fund’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the Advisory Agreement, the Board considered the following factors:

●	The compensation payable to the Advisor under the Advisory Agreement;
●	The appropriateness of the advisory fees expected to be paid to the Advisor under the Advisory Agreement in combination with the UFT Advisory Agreement;
●	The operational strength of the Advisor, including enhanced procedures with respect to the selection of sub-advisers;
●	The nature, scope and quality of the services provided by the Advisor;
●	The favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition; and
●	The potential economies of scale to be gained under the management by the Advisor.

The Independent Trustees evaluated each of these factors based on their own direct experience with the Advisor and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to approve the Advisory Agreement or the Operating Services Agreement, but each was a factor in the Independent Trustees’ consideration. The Independent Trustees noted that the fee being paid to the Advisor was the same as the fee paid by an affiliated fund also advised by the Advisor on which the series of this Trust was based. They noted that they had previously reviewed this arrangement and were confident that the fees being paid by the Fund were reasonable in light of the services being rendered and given the experience and commitment of the Advisor. Greater detail regarding the Independent Trustee’s consideration of these factors is set forth below.

In assessing the quality of the portfolio management delivered by the Advisor, the Independent Trustees also compared the short-term and long-term performance of the affiliated fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Morningstar, Inc., and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Advisor. The Independent Trustees noted the performance figures for the affiliated fund.

TWENTY-EIGHT

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement and the Operating Services Agreement under Section 15 of the Investment Company Act. These materials included, among other thing, information regarding: (a) the Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on the cost to the Advisor of sponsoring the Fund and the Advisor’s profitability in connection with such sponsorship; (c) information on economies of scale (if any) resulting from growth of the Fund’s assets; (d) the timeliness, adequacy and quality of information supplied by the Advisor in response to the requests of the Independent Trustees and the Fund Administrator; (e) the disclosures and responses in Parts I and II of the Advisor’s Form ADV registration as filed with the SEC; (f) the Advisor’s policy with respect to proxy voting; (g) the Advisor’s brokerage allocation and soft dollar practices; (h) the Advisor’s insurance arrangements, both for the Fund and the Advisor’s other clients; (i) regulatory issues; (j) the Advisor’s compliance program and chief compliance officer; and (k) other material factors affecting the Advisor.

 After reviewing these materials, the Independent Trustees assessed the overall quality of services provided to the Fund. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the operational strength of the Advisor, including enhanced procedures with respect to the review and selection of sub-advisors. The Independent Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth, and reviewed the Advisor’s compliance with any reimbursement requirements of the Fund. The Independent Trustees also reviewed the structure of the Advisor’s compliance procedures and their effectiveness. The Independent Trustees also noted any services that extended beyond portfolio management, and they considered the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition. The Independent Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Independent Trustees then discussed in greater detail, with the assistance of the Trust’s Chief Compliance Officer (the “CCO”), the Advisor’s handling of compliance matters. The CCO reported to the Independent Trustees on the effectiveness of the Advisor’s compliance program. The CCO noted that the Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics, to which the CCO offered his own certification that the Codes were compliant with applicable regulations. The Independent Trustees also discussed the Advisor’s business continuity plan. After reviewing the Advisor’s compliance policies and procedures with respect to the Fund, based on the assurances and information provided to them by the CCO, the Independent Trustees concluded that the Advisor’s policies and procedures were satisfactory.

TWENTY-NINE

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Advisor’s fees. The Independent Trustees considered, among other things, a detailed review of the expense analysis report provided to them and other pertinent material with respect to the Fund. The Independent Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections. The Independent Trustees considered the cost structure of the Fund relative to its peer funds and separate accounts, as well as expense waivers and reimbursements of the Advisor.

The Independent Trustees also reviewed information prepared by the Fund Administrator comparing the Fund’s contractual advisory fees with a peer group of funds, and comparing the Fund’s overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor. The Independent Trustees acknowledged that the Fund offers a unique product and therefore the peer groups do not mirror the Fund in whole. The Advisor committed to continue to refine the comparative data and monitor the marketplace for more comparable products. After further consideration, the Independent Trustees considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions. The Independent Trustees noted that the sub-advisory fees were paid out of the Advisor’s fee. The Independent Trustees also reviewed information regarding expenses presented by management, which showed overall expenses of the Fund. Based on all of this information, the Independent Trustees concluded that the Fund’s total expenses were reasonable.

The Independent Trustees also discussed the overall profitability of sponsoring the Fund to the Advisor, reviewing the Advisor’s financial information. The Independent Trustees considered both the direct and indirect benefits to the Advisor from advising the Fund. The Independent Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the applicable advisory agreement and any expense subsidization undertaken by the Advisor, as well as the Fund’s brokerage commissions and use of soft dollars by the various sub-advisors. These considerations were based on material requested by the Trustees and the Fund Administrator specifically for the meeting, as well as the in-person presentations made by the Advisor over the course of the year. After further discussion, the Independent Trustees concluded that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Advisor had adequate financial strength to support the services to the Fund.

THIRTY

The Independent Trustees reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Advisor on affiliated funds, that (a) the Advisor was able to retain quality personnel, including, overseeing the various sub-advisors, (b) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement and the Operating Services Agreement, (c) the Advisor was very responsive to the requests of the Independent Trustees, (d) the Advisor had consistently kept the Independent Trustees apprised of developments related to the affiliated funds and the industry in general and (e) the Advisor continued to demonstrate the ability to grow the affiliated funds.

The Independent Trustees, meeting in executive session with independent counsel after due consideration of the written and oral presentations made by the Advisor at the meeting, concluded that the nature and scope of the advisory services provided was reasonable and appropriate in relation to the advisory fee, that the level of services to be provided by the Advisor were expected to be maintained and that the quality of service was expected to be high.

Based on the factors discussed above, the Independent Trustees approved the Advisory Agreement and the Operating Services Agreement between the Trust and the Advisor.

THIRTY-ONE

HATTERAS FUNDS

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•  Social Security number
•  account balances
•  account transactions
•  transaction history
•  wire transfer instructions
•  checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

THIRTY-TWO

HATTERAS FUNDS

PRIVACY POLICY

(Unaudited) (continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you
•   open an account
•   provide account information
•   give us your contact information
•   make a wire transfer
•   tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•   sharing for affiliates’ everyday business purposes — information about your creditworthiness
•   affiliates from using your information to market to you
•   sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•   Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi- Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy
TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy
TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust

THIRTY-THREE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund’s website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Variable Trust

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  September 6, 2012

By (Signature and Title) /s/ Lance Baker
                                           Lance Baker, Chief Financial Officer and Treasurer

Date September 6, 2012